United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-6447
(Investment Company Act File Number)

Federated Hermes Fixed Income Securities, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-11-30

Date of Reporting Period: Six months ended 2024-05-31

Item 1.	Reports to Stockholders

Federated Hermes Strategic Income Fund

Class R6 Shares STILX

Semi-Annual Shareholder Report - May 31, 2024

This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$31	0.60%

Key Fund Statistics

Net Assets	$589,130,809
Number of Investments	271
Portfolio Turnover	9%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Preferred StocksFootnote Reference*	0.0%Footnote Reference*
Purchased Options	0.1%
Commerical Mortgage-Backed Securities	0.6%
Asset-Backed Securities	1.8%
Common Stocks	2.2%
Cash Equivalents	2.4%
U.S. Treasuries	6.7%
Foreign Debt and Agency Securities	13.7%
Mortgage Backed Securities	26.5%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Semi-Annual Shareholder Report

Federated Hermes Strategic Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31417P833

G00324-01-E (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Strategic Income Fund

Class A Shares STIAX

Semi-Annual Shareholder Report - May 31, 2024

This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$48	0.93%

Key Fund Statistics

Net Assets	$589,130,809
Number of Investments	271
Portfolio Turnover	9%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Preferred StocksFootnote Reference*	0.0%Footnote Reference*
Purchased Options	0.1%
Commerical Mortgage-Backed Securities	0.6%
Asset-Backed Securities	1.8%
Common Stocks	2.2%
Cash Equivalents	2.4%
U.S. Treasuries	6.7%
Foreign Debt and Agency Securities	13.7%
Mortgage Backed Securities	26.5%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Semi-Annual Shareholder Report

Federated Hermes Strategic Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31417P502

G00324-01-A (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Strategic Income Fund

Class C Shares SINCX

Semi-Annual Shareholder Report - May 31, 2024

This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$87	1.70%

Key Fund Statistics

Net Assets	$589,130,809
Number of Investments	271
Portfolio Turnover	9%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Preferred StocksFootnote Reference*	0.0%Footnote Reference*
Purchased Options	0.1%
Commerical Mortgage-Backed Securities	0.6%
Asset-Backed Securities	1.8%
Common Stocks	2.2%
Cash Equivalents	2.4%
U.S. Treasuries	6.7%
Foreign Debt and Agency Securities	13.7%
Mortgage Backed Securities	26.5%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Semi-Annual Shareholder Report

Federated Hermes Strategic Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31417P700

G00324-01-B (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Strategic Income Fund

Class F Shares STFSX

Semi-Annual Shareholder Report - May 31, 2024

This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$48	0.93%

Key Fund Statistics

Net Assets	$589,130,809
Number of Investments	271
Portfolio Turnover	9%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Preferred StocksFootnote Reference*	0.0%Footnote Reference*
Purchased Options	0.1%
Commerical Mortgage-Backed Securities	0.6%
Asset-Backed Securities	1.8%
Common Stocks	2.2%
Cash Equivalents	2.4%
U.S. Treasuries	6.7%
Foreign Debt and Agency Securities	13.7%
Mortgage Backed Securities	26.5%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Semi-Annual Shareholder Report

Federated Hermes Strategic Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31417P809

G00324-01-C (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Strategic Income Fund

Institutional Shares STISX

Semi-Annual Shareholder Report - May 31, 2024

This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.61%

Key Fund Statistics

Net Assets	$589,130,809
Number of Investments	271
Portfolio Turnover	9%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Preferred StocksFootnote Reference*	0.0%Footnote Reference*
Purchased Options	0.1%
Commerical Mortgage-Backed Securities	0.6%
Asset-Backed Securities	1.8%
Common Stocks	2.2%
Cash Equivalents	2.4%
U.S. Treasuries	6.7%
Foreign Debt and Agency Securities	13.7%
Mortgage Backed Securities	26.5%
Corporate Debt Securities	46.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Semi-Annual Shareholder Report

Federated Hermes Strategic Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31417P841

G00324-01-D (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
May 31, 2024

Share Class | Ticker	A | STIAX	C | SINCX	F | STFSX
	Institutional | STISX	R6 | STILX

Federated Hermes Strategic Income Fund

A Portfolio of Federated Hermes Fixed Income Securities, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2024 (unaudited)
Principal Amount, Shares or Contracts		Value
	U.S. TREASURIES—6.7%
	U.S. Treasury Bonds—1.6%
$10,275,000	United States Treasury Bond, 4.250%, 2/15/2054	$ 9,631,207
	U.S. Treasury Notes—5.1%
8,000,000	United States Treasury Note, 4.250%, 1/31/2026	7,908,584
10,000,000	United States Treasury Note, 4.500%, 7/15/2026	9,930,783
12,000,000	United States Treasury Note, 4.875%, 4/30/2026	11,996,255
	TOTAL	29,835,622
	TOTAL U.S. TREASURIES (IDENTIFIED COST $39,591,731)	39,466,829
	MORTGAGE-BACKED SECURITIES—4.8%
	Agency—4.8%
8,169,253	FHLMC Pool SD8225, 3.000%, 7/1/2052	6,875,242
7,898,020	FHLMC Pool SD8243, 3.500%, 9/1/2052	6,928,156
9,516,421	FNMA Pool FBT224, 3.000%, 3/1/2052	8,009,018
7,360,152	FNMA Pool MA4732, 4.000%, 9/1/2052	6,681,282
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $29,785,474)	28,493,698
	CORPORATE BONDS—3.6%
	Basic Industry - Chemicals—0.0%
90,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	82,178
	Basic Industry - Metals & Mining—0.1%
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	198,626
50,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	46,554
55,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	36,320
135,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	147,423
	TOTAL	428,923
	Capital Goods - Aerospace & Defense—0.1%
55,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	53,605
135,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	117,461
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	18,856
30,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	30,432
50,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.858%, 5/1/2054	50,743
110,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	103,094
65,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	53,331
100,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	94,221
55,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	51,714
75,000	RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	73,812
	TOTAL	647,269
	Capital Goods - Building Materials—0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	18,347
50,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	49,555
	TOTAL	67,902
	Capital Goods - Construction Machinery—0.5%
3,390,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,729,524
120,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	114,952
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	15,039
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	15,187
45,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	40,659
20,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	18,783
	TOTAL	2,934,144
	Capital Goods - Diversified Manufacturing—0.0%
60,000	Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	57,053
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$ 40,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	$ 35,324
80,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	69,985
35,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	32,532
25,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	20,567
40,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	33,306
	TOTAL	248,767
	Communications - Cable & Satellite—0.1%
25,000	Charter Communications Operating, LLC, 5.375%, 5/1/2047	20,111
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	29,464
75,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	75,180
200,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	187,221
30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	21,185
70,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	68,762
	TOTAL	401,923
	Communications - Media & Entertainment—0.0%
50,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	43,780
65,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	53,748
60,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	60,002
	TOTAL	157,530
	Communications - Telecom Wireless—0.1%
90,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	81,929
60,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	40,429
65,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	54,065
55,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	54,153
65,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	62,752
	TOTAL	293,328
	Communications - Telecom Wirelines—0.1%
65,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	60,869
175,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	138,106
40,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	27,968
45,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	39,560
100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	84,571
30,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.000%, 3/22/2027	28,348
45,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	32,225
	TOTAL	411,647
	Consumer Cyclical - Automotive—0.1%
75,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	75,460
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	132,678
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	211,048
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	88,020
150,000	Mercedes-Benz Finance N.A., LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	148,832
	TOTAL	656,038
	Consumer Cyclical - Retailers—0.0%
100,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	74,598
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	109,351
	TOTAL	183,949
	Consumer Cyclical - Services—0.0%
50,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.100%, 5/12/2031	41,829
150,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	142,213
	TOTAL	184,042
	Consumer Non-Cyclical - Food/Beverage—0.2%
60,000	Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	56,681
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 150,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	$ 137,824
37,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	32,566
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	132,137
100,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	93,115
35,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	28,893
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	23,917
50,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	47,864
65,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	53,320
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	50,770
105,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	100,800
50,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	41,493
100,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	99,450
	TOTAL	898,830
	Consumer Non-Cyclical - Health Care—0.0%
30,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	25,142
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	107,823
30,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	26,566
100,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	66,787
	TOTAL	226,318
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
150,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	142,501
60,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	54,719
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	79,424
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	79,011
125,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	120,091
60,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	50,533
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	44,967
25,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	23,676
	TOTAL	594,922
	Consumer Non-Cyclical - Supermarkets—0.0%
50,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	41,442
	Consumer Non-Cyclical - Tobacco—0.1%
65,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	43,863
30,000	BAT Capital Corp., Sr. Unsecd. Note, 3.984%, 9/25/2050	21,299
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	117,427
65,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	68,317
	TOTAL	250,906
	Energy - Independent—0.1%
60,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	57,886
120,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	119,779
50,000	Marathon Oil Corp., Sr. Unsecd. Note, 5.200%, 6/1/2045	46,237
70,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	77,850
	TOTAL	301,752
	Energy - Integrated—0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	48,592
45,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	36,208
	TOTAL	84,800
	Energy - Midstream—0.2%
45,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	43,847
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	31,997
100,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	99,601
50,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	49,195
65,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	66,066
100,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	85,211
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 30,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	$ 25,044
50,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	49,808
65,000		ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	63,130
30,000		ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	26,580
120,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	98,570
30,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	26,936
80,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	76,519
100,000		Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	97,109
		TOTAL	839,613
		Energy - Refining—0.0%
110,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	104,200
		Financial Institution - Banking—0.7%
150,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	148,073
90,000		Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	73,267
100,000		Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	82,522
140,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	117,710
50,000		Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	49,690
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	88,389
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	193,269
175,000		Citigroup, Inc., Sr. Unsecd. Note, 2.561%, 5/1/2032	145,550
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	163,913
100,000		Citigroup, Inc., Sub., 5.827%, 2/13/2035	99,019
170,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	129,507
60,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	59,171
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	196,911
65,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	61,744
60,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	59,403
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	83,505
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	84,909
165,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	155,870
100,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	98,311
55,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.824%, 6/1/2025	55,000
300,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	251,915
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	84,757
55,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	54,403
50,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	49,618
100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	100,723
45,000		M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	44,655
65,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	68,361
90,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	83,519
130,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	125,089
60,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	57,512
20,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	19,864
100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	81,122
100,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	79,921
75,000		Northern Trust Corp., Sub. Note, 6.125%, 11/2/2032	77,851
65,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	65,026
52,143	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	21,900
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	191,627
65,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	52,014
150,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	142,288
100,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	99,170
275,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	242,358
		TOTAL	4,139,426
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
$ 45,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	$ 35,697
	Financial Institution - Finance Companies—0.0%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	146,159
55,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	56,454
	TOTAL	202,613
	Financial Institution - Insurance - Life—0.1%
150,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	123,450
120,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	91,853
50,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	41,529
	TOTAL	256,832
	Financial Institution - Insurance - P&C—0.0%
100,000	Aon North America, Inc., 5.750%, 3/1/2054	98,419
	Financial Institution - REIT - Apartment—0.0%
120,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	114,200
110,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	88,240
	TOTAL	202,440
	Financial Institution - REIT - Healthcare—0.6%
110,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	107,225
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	64,172
4,000,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	3,342,902
	TOTAL	3,514,299
	Financial Institution - REIT - Office—0.0%
25,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	24,077
110,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	105,161
75,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	70,609
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	28,839
	TOTAL	228,686
	Financial Institution - REIT - Other—0.0%
35,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	34,321
	Financial Institution - REIT - Retail—0.0%
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	76,766
	Technology—0.2%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	19,900
50,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	47,320
50,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	46,076
27,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	25,293
3,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	2,356
60,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	50,595
105,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	97,693
85,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	83,722
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	192,042
75,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	69,252
75,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	71,870
50,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	49,578
75,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	52,213
75,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	83,957
65,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	52,043
55,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	54,192
30,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	24,915
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	74,932
45,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	36,148
	TOTAL	1,134,097
	Transportation - Railroads—0.0%
60,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	55,104
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—continued
$ 40,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	$ 34,794
		TOTAL	89,898
		Transportation - Services—0.0%
100,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	98,412
50,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	47,613
		TOTAL	146,025
		Utility - Electric—0.2%
40,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	36,589
55,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	54,676
25,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	20,828
25,000		Black Hills Corp., Sr. Unsecd. Note, 3.875%, 10/15/2049	17,713
115,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	96,796
65,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	66,067
75,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	69,684
130,000		Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	110,943
55,000		Duke Energy Corp., Sr. Unsecd. Note, 3.950%, 8/15/2047	41,318
90,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	72,045
30,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	23,103
25,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	20,467
65,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	63,291
65,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	53,074
120,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	115,873
120,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	114,872
		TOTAL	977,339
		TOTAL CORPORATE BONDS (IDENTIFIED COST $24,138,173)	21,177,281
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.5%
		Commercial Mortgage—0.7%
500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	479,523
345,000		Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	300,804
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	605,653
520,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	484,962
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	965,293
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	979,644
		TOTAL	3,815,879
		Federal Home Loan Mortgage Corporation—0.2%
800,000		FHLMC REMIC, Series K070, Class A2, 3.303%, 11/25/2027	757,298
662,072		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	594,655
		TOTAL	1,351,953
		Non-Agency Mortgage-Backed Securities—2.6%
1,099,222		GS Mortgage-Backed Securities 2023-PJ5, Class A16, 6.500%, 2/25/2054	1,099,320
3,466,363		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	2,718,658
6,449,076		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	5,275,395
4,354,352		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	3,415,105
3,419,428		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	2,681,846
		TOTAL	15,190,324
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $23,708,538)	20,358,156
		COMMON STOCKS—2.1%
		Automotive—0.1%
30,398	[3]	American Axle & Manufacturing Holdings, Inc.	232,241
1,830		Lear Corp.	229,390
		TOTAL	461,631
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Chemicals—0.1%
10,750		Koppers Holdings, Inc.	$ 476,548
33,330	[3]	PQ Group Holdings, Inc.	309,969
		TOTAL	786,517
		Commercial Services & Supplies—0.1%
30,185		Interface, Inc.	486,280
		Consumer Cyclical Services—0.1%
6,395		Brinks Co. (The)	660,220
		Containers & Packaging—0.3%
77,295		Ardagh Metal Packaging	305,315
24,643		Graphic Packaging Holding Co.	697,890
30,501	[3]	O-I Glass, Inc.	387,057
6,648		WestRock Co.	356,599
		TOTAL	1,746,861
		Electric Utilities—0.1%
5,765		NRG Energy, Inc.	466,965
		Food & Beverage—0.1%
10,905	[3]	US Foods Holding Corp.	576,111
		Food Products—0.1%
3,660	[3]	Post Holdings, Inc.	390,046
		Hotels Restaurants & Leisure—0.2%
5,680		Boyd Gaming Corp.	302,858
15,765	[3]	Caesars Entertainment Corp.	560,603
8,255		Red Rock Resorts, Inc.	423,069
		TOTAL	1,286,530
		Media Entertainment—0.1%
116,925	[3]	Stagwell, Inc.	810,290
		Midstream—0.1%
32,111		Suburban Propane Partners LP	652,817
		Oil Field Services—0.0%
3,970	[3]	Nabors Industries Ltd.	296,797
		Oil Gas & Consumable Fuels—0.1%
6,068		Devon Energy Corp.	297,818
		Personal Products—0.1%
14,460		Energizer Holdings, Inc.	413,845
		Technology—0.1%
4,450		Science Applications International Corp.	599,193
		Technology Hardware Storage & Peripherals—0.1%
4,345		Dell Technologies, Inc.	606,388
		Trading Companies & Distributors—0.1%
4,235	[3]	GMS, Inc.	397,921
2,695	[3]	WESCO International, Inc.	483,725
		TOTAL	881,646
		Utility - Electric—0.2%
9,515		Vistra Corp.	942,746
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,589,325)	12,362,701
		ASSET-BACKED SECURITIES—1.4%
		Auto Receivables—0.6%
$ 3,000,000		Ford Credit Auto Lease Trust 2022-A, Class D, 4.660%, 12/15/2026	2,952,560
635,377		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	632,255
		TOTAL	3,584,815
		Other—0.4%
2,189,091		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	2,081,073
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—0.4%
$ 1,383,493		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	$ 1,209,438
1,185,307		SMB Private Education Loan Trust 2021-E, Class A1A, 1.680%, 2/15/2051	1,078,593
		TOTAL	2,288,031
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,367,657)	7,953,919
		FOREIGN GOVERNMENTS/AGENCY—0.5%
		Sovereign—0.5%
20,000,000	[4]	Letra Tesouro Nacional, Sr. Unsecd. Note, Series LTN, 0.000%, 7/1/2027 (IDENTIFIED COST $2,978,082)	2,742,597
		AGENCY RISK TRANSFER SECURITY—0.2%
1,250,000	[2]	FNMA - CAS 2023-R05, Class 1M2, 8.423% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043 (IDENTIFIED COST $1,250,000)	1,318,421
		PREFERRED STOCK—0.0%
		Financials—0.0%
40,000	[1,3,5]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		PURCHASED CALL OPTIONS—0.1%
15,000		Russell 2000 Index, Exercise Price $2,100, Notional Amount $31,051,950, Expiration Date 6/21/2024	362,250
6,000,000		Toronto Dominion USD CALL/MXN PUT, Exercise Price $17, Notional Amount $335,520,000, Expiration Date 8/20/2024	143,634
150		United States Treasury, 0.000%, Exercise Price $106, Notional Amount $15,816,000, Expiration Date 7/27/2024	84,375
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $580,415)	590,259
		PURCHASED PUT OPTION—0.0%
5,000,000		UBS USD PUT/BRL CALL, Exercise Price $5.1, Notional Amount $159,400,000, Expiration Date 8/2/2024 (IDENTIFIED COST $82,000)	22,840
		INVESTMENT COMPANIES—76.8%
15,901,653		Emerging Markets Core Fund	134,050,930
4,642,275		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[6]	4,642,275
37,291,092	[7]	High Yield Bond Core Fund	205,101,008
13,447,346		Mortgage Core Fund	108,923,502
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $534,876,625)	452,717,715
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $676,951,420)[8]	587,204,816
		OTHER ASSETS AND LIABILITIES - NET—0.3%[9]	1,925,993
		TOTAL NET ASSETS—100%	$589,130,809
At May 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	40	$8,148,125	September 2024	$125
United States Treasury Notes 5-Year Long Futures	85	$8,992,734	September 2024	$(520)
United States Treasury Notes 10-Year Long Futures	10	$1,087,969	September 2024	$(1,818)
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	10	$1,120,312	September 2024	$4,259
United States Treasury Ultra Bond Short Futures	30	$3,673,125	September 2024	$(12,304)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(10,258)
Semi-Annual Financial Statements and Additional Information

At May 31, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized (Depreciation)
Contracts Purchased:
6/4/2024	UBS	52,000,000	BRL	$10,000,000	$(96,936)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(96,936)
At May 31, 2024, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Morgan Stanley	USD CALL/MXN PUT	(10,000,000)	$978,400,000	August 2024	$17.50	$(139,500)
Morgan Stanley	USD CALL/ZAR PUT	(10,000,000)	$978,400,000	August 2024	$19.20	$(220,640)
Toronto Dominion	GBP CALL/USD PUT	(10,000,000)	$559,200,000	July 2024	$1.27	$(135,350)
UBS	AUD CALL/ USD PUT	(10,000,000)	$318,800,000	July 2024	$0.66	$(166,930)
UBS	NZD CALL/USD PUT	(10,000,000)	$318,800,000	July 2024	$0.62	$(111,590)
UBS	USD CALL/BRL PUT	(10,000,000)	$318,800,000	August 2024	$5.50	$(61,600)
UBS	USD CALL/MXN PUT	(10,000,000)	$318,800,000	July 2024	$18.00	$(36,960)
UBS	USD CALL/NOK PUT	(10,000,000)	$318,800,000	July 2024	$11.30	$(5,230)
United States Treasury	United States Treasury, 106.25%, 6/22/2024	(150)	$15,816,000	June 2024	$106.25	$(36,328)
Put Options:
Bank of America Merril Lynch	NZD PUT/USD CALL	(10,000,000)	$309,900,000	July 2024	$0.59	$(9,600)
J.P. Morgan	Russell 2000 Index	(200)	$4,052,600	June 2024	$2,025.00	$(315,000)
Morgan Stanley	AUD PUT/USD CALL	(10,000,000)	$978,400,000	July 2024	$0.64	$(15,970)
Toronto Dominion	USD PUT/MXN CALL	(6,000,000)	$335,520,000	August 2024	$16.40	$(17,430)
UBS	USD PUT/ZAR CALL	(10,000,000)	$318,800,000	July 2024	$18.30	$(96,110)
UBS	USD PUT/MXN CALL	(4,000,000)	$127,520,000	July 2024	$16.70	$(18,768)
UBS	USD PUT/NOK CALL	(10,000,000)	$318,800,000	July 2024	$10.50	$(142,970)
UBS	USD PUT/BRL CALL	(10,000,000)	$318,800,000	August 2024	$4.90	$(5,720)
United States Treasury	United States Treasury, 105.75%, 6/22/2024	(300)	$31,632,000	June 2024	$105.75	$(119,531)
United States Treasury	United States Treasury, 114.00%, 6/22/2024	(125)	$13,180,000	June 2024	$114.00	$(54,688)
(Premium Received $1,711,633)						$(1,709,915)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Written Options Contracts is included in “Other Assets and Liabilities–Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2024, were as follows:
Affiliates	Value as of 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2024	Shares Held as of 5/31/2024	Dividend Income
Emerging Markets Core Fund	$147,106,964	$5,992,192	$(27,000,000)	$10,647,257	$(2,695,483)	$134,050,930	15,901,653	$5,992,020
Federated Hermes Government Obliga- tions Fund, Premier Shares*	$134,394	$23,269,153	$(18,761,272)	$—	$—	$4,642,275	4,642,275	$2,445
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$8,045,886	$62,177,940	$(70,222,764)	$	$(1,062)	$—	—	$—
High Yield Bond Core Fund	$233,570,932	$—	$(32,350,000)	$8,944,889	$(5,064,813)	$205,101,008	37,291,092	$7,257,772
Mortgage Core Fund	$104,723,818	$7,500,000	$(3,000,000)	$(318,476)	$18,160	$108,923,502	13,447,346	$2,614,888
TOTAL OF AFFILIATED TRANSAC- TIONS	$493,581,994	$98,939,285	$(151,334,036)	$19,273,670	$(7,743,198)	$452,717,715	71,282,366	$15,867,125

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Core Fund (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are
Semi-Annual Financial Statements and Additional Information

recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Copies of the HYCORE financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Non-income-producing security.
4	Zero coupon bond.
5	Issuer in default.
6	7-day net yield.
7	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
8	The cost of investments for federal tax purposes amounts to $676,813,732.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$39,466,829	$—	$39,466,829
Mortgage-Backed Securities	—	28,493,698	—	28,493,698
Corporate Bonds	—	21,155,381	21,900	21,177,281
Collateralized Mortgage Obligations	—	20,358,156	—	20,358,156
Asset-Backed Securities	—	7,953,919	—	7,953,919
Foreign Governments/Agency	—	2,742,597	—	2,742,597
Agency Risk Transfer Security	—	1,318,421	—	1,318,421
Purchased Call Options	—	590,259	—	590,259
Purchased Put Option	—	22,840	—	22,840
Equity Securities:
Common Stocks
Domestic	11,760,589	—	—	11,760,589
International	602,112	—	—	602,112
Preferred Stock
Domestic	—	—	400	400
Investment Companies	452,717,715	—	—	452,717,715
TOTAL SECURITIES	$465,080,416	$122,102,100	$22,300	$587,204,816
Other Financial Instruments:
Assets
Futures Contracts	$4,384	$—	$—	$4,384
Liabilities
Futures Contracts	(14,642)	—	—	(14,642)
Foreign Exchange Contracts	—	(96,936)	—	(96,936)
Written Options Contracts	—	(1,709,915)	—	(1,709,915)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(10,258)	$(1,806,851)	$—	$(1,817,109)
Semi-Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GBP	—British Pound
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
USLIBOR	—United States London Interbank Offered Rate
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.86	$7.86	$9.30	$9.29	$9.09	$8.60
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.38	0.35	0.34	0.32	0.36
Net realized and unrealized gain (loss)	0.21	(0.01)	(1.44)	0.01	0.17	0.47
Total From Investment Operations	0.41	0.37	(1.09)	0.35	0.49	0.83
Less Distributions:
Distributions from net investment income	(0.21)	(0.37)	(0.35)	(0.34)	(0.29)	(0.34)
Net Asset Value, End of Period	$8.06	$7.86	$7.86	$9.30	$9.29	$9.09
Total Return[2]	5.25%	4.87%	(11.88)%	3.74%	5.56%	9.87%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]	0.93%	0.93%	0.93%	0.93%	0.94%
Net investment income	5.08%[4]	4.81%	4.17%	3.61%	3.55%	3.99%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.10%	0.10%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$195,788	$198,920	$222,213	$297,673	$292,259	$307,049
Portfolio turnover[6]	9%	69%	77%	50%	70%	58%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.85	$7.86	$9.30	$9.28	$9.09	$8.59
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.32	0.29	0.27	0.25	0.29
Net realized and unrealized gain (loss)	0.22	(0.02)	(1.44)	0.02	0.16	0.48
Total From Investment Operations	0.39	0.30	(1.15)	0.29	0.41	0.77
Less Distributions:
Distributions from net investment income	(0.18)	(0.31)	(0.29)	(0.27)	(0.22)	(0.27)
Net Asset Value, End of Period	$8.06	$7.85	$7.86	$9.30	$9.28	$9.09
Total Return[2]	4.99%	3.96%	(12.54)%	3.07%	4.65%	9.19%
Ratios to Average Net Assets:
Net expenses[3]	1.70%[4]	1.68%	1.69%	1.68%	1.69%	1.68%
Net investment income	4.33%[4]	4.05%	3.40%	2.90%	2.80%	3.28%
Expense waiver/reimbursement[5]	0.12%[4]	0.12%	0.10%	0.10%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,334	$18,737	$23,226	$35,536	$45,955	$58,296
Portfolio turnover[6]	9%	69%	77%	50%	70%	58%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.79	$7.80	$9.23	$9.22	$9.03	$8.54
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.37	0.35	0.34	0.31	0.35
Net realized and unrealized gain (loss)	0.21	(0.01)	(1.43)	0.01	0.17	0.48
Total From Investment Operations	0.41	0.36	(1.08)	0.35	0.48	0.83
Less Distributions:
Distributions from net investment income	(0.21)	(0.37)	(0.35)	(0.34)	(0.29)	(0.34)
Net Asset Value, End of Period	$7.99	$7.79	$7.80	$9.23	$9.22	$9.03
Total Return[2]	5.30%	4.78%	(11.86)%	3.77%	5.49%	9.95%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]	0.93%	0.93%	0.93%	0.93%	0.94%
Net investment income	5.08%[4]	4.81%	4.17%	3.62%	3.56%	3.99%
Expense waiver/reimbursement[5]	0.12%[4]	0.13%	0.10%	0.10%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,181	$29,665	$35,464	$51,221	$51,426	$53,136
Portfolio turnover[6]	9%	69%	77%	50%	70%	58%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.80	$7.81	$9.24	$9.23	$9.04	$8.55
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.40	0.38	0.36	0.34	0.38
Net realized and unrealized gain (loss)	0.20	(0.01)	(1.43)	0.02	0.17	0.48
Total From Investment Operations	0.42	0.39	(1.05)	0.38	0.51	0.86
Less Distributions:
Distributions from net investment income	(0.22)	(0.40)	(0.38)	(0.37)	(0.32)	(0.37)
Net Asset Value, End of Period	$8.00	$7.80	$7.81	$9.24	$9.23	$9.04
Total Return[2]	5.46%	5.11%	(11.56)%	4.09%	5.83%	10.28%
Ratios to Average Net Assets:
Net expenses[3]	0.61%[4]	0.61%	0.61%	0.61%	0.61%	0.62%
Net investment income	5.40%[4]	5.11%	4.49%	3.82%	3.87%	4.23%
Expense waiver/reimbursement[5]	0.20%[4]	0.21%	0.19%	0.15%	0.20%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$337,960	$353,987	$547,135	$783,512	$246,898	$275,189
Portfolio turnover[6]	9%	69%	77%	50%	70%	58%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.86	$7.86	$9.30	$9.29	$9.10	$8.60
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.42	0.38	0.37	0.35	0.38
Net realized and unrealized gain (loss)	0.21	(0.02)	(1.44)	0.01	0.16	0.49
Total From Investment Operations	0.43	0.40	(1.06)	0.38	0.51	0.87
Less Distributions:
Distributions from net investment income	(0.22)	(0.40)	(0.38)	(0.37)	(0.32)	(0.37)
Net Asset Value, End of Period	$8.07	$7.86	$7.86	$9.30	$9.29	$9.10
Total Return[2]	5.56%	5.21%	(11.59)%	4.08%	5.80%	10.35%
Ratios to Average Net Assets:
Net expenses[3]	0.60%[4]	0.60%	0.60%	0.60%	0.60%	0.61%
Net investment income	5.40%[4]	5.36%	4.52%	3.88%	3.88%	4.30%
Expense waiver/reimbursement[5]	0.12%[4]	0.12%	0.10%	0.10%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,868	$11,005	$9,974	$11,157	$5,468	$4,390
Portfolio turnover[6]	9%	69%	77%	50%	70%	58%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2024 (unaudited)

Assets:
Investment in securities, at value including and $452,717,715 of investments in affiliated holdings* (identified cost $676,951,420, including $534,876,625 of identified cost in affiliated holdings)	$587,204,816
Due from broker (Note 2)	1,492,848
Income receivable	871,606
Income receivable from affiliated holdings	2,371,399
Receivable for investments sold	394,121
Receivable for shares sold	196,911
Receivable for variation margin on futures contracts	86,142
Total Assets	592,617,843
Liabilities:
Payable for investments purchased	792,382
Payable for shares redeemed	595,054
Written options outstanding, at value (premium received $1,711,633)	1,709,915
Unrealized depreciation on foreign exchange contracts	96,936
Payable to bank	383
Payable for investment adviser fee (Note 5)	6,975
Payable for administrative fee (Note 5)	1,245
Payable for transfer agent fees (Note 2)	104,081
Payable for distribution services fee (Note 5)	10,397
Payable for other service fees (Notes 2 and 5)	44,643
Accrued expenses (Note 5)	125,023
Total Liabilities	3,487,034
Net assets for 73,421,792 shares outstanding	$589,130,809
Net Assets Consist of:
Paid-in capital	$868,324,959
Total distributable earnings (loss)	(279,194,150)
Total Net Assets	$589,130,809
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($195,787,992 ÷ 24,285,703 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.06
Offering price per share (100/95.50 of $8.06)	$8.44
Redemption proceeds per share	$8.06
Class C Shares:
Net asset value per share ($16,334,006 ÷ 2,027,493 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.06
Offering price per share	$8.06
Redemption proceeds per share (99.00/100 of $8.06)	$7.98
Class F Shares:
Net asset value per share ($28,180,755 ÷ 3,525,050 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$7.99
Offering price per share (100/99.00 of $7.99)	$8.07
Redemption proceeds per share (99.00/100 of $7.99)	$7.91
Institutional Shares:
Net asset value per share ($337,960,485 ÷ 42,236,085 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.00
Offering price per share	$8.00
Redemption proceeds per share	$8.00
Class R6 Shares:
Net asset value per share ($10,867,571 ÷ 1,347,461 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.07
Offering price per share	$8.07
Redemption proceeds per share	$8.07

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended May 31, 2024 (unaudited)

Investment Income:
Dividends (including $15,867,125 received from affiliated holdings* and net of foreign taxes withheld of $2,319)	$16,138,115
Interest	2,264,848
Net income on securities loaned (Note 2)	1,217
TOTAL INCOME	18,404,180
Expenses:
Investment adviser fee (Note 5)	1,683,368
Administrative fee (Note 5)	240,674
Custodian fees	27,379
Transfer agent fees (Note 2)	329,599
Directors’/Trustees’ fees (Note 5)	2,971
Auditing fees	18,553
Legal fees	5,605
Portfolio accounting fees	91,742
Distribution services fee (Note 5)	65,951
Other service fees (Notes 2 and 5)	308,877
Share registration costs	43,703
Printing and postage	23,434
Miscellaneous (Note 5)	17,952
TOTAL EXPENSES	2,859,808
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(361,909)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(151,360)
TOTAL WAIVER AND REIMBURSEMENTS	(513,269)
Net expenses	2,346,539
Net investment income	16,057,641
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments (including net realized loss of $(7,743,198) on sales of investments in affiliated holdings*)	(9,023,992)
Net realized loss on foreign currency transactions	(590,311)
Net realized gain on foreign exchange contracts	109,442
Net realized loss on futures contracts	(454,781)
Net realized gain on written options	3,031,820
Net realized loss on swap contracts	(205,163)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $19,273,670 on investments in affiliated holdings*)	23,686,357
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	17,565
Net change in unrealized appreciation of foreign exchange contracts	(166,082)
Net change in unrealized appreciation of futures contracts	(35,346)
Net change in unrealized depreciation of written options	72,929
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	16,442,438
Change in net assets resulting from operations	$32,500,079

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2024	Year Ended 11/30/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,057,641	$35,308,572
Net realized gain (loss)	(7,132,985)	(42,094,307)
Net change in unrealized appreciation/depreciation	23,575,423	39,893,009
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,500,079	33,107,274
Distributions to Shareholders:
Class A Shares	(5,244,088)	(9,922,754)
Class B Shares[1]	—	(12,908)
Class C Shares	(399,438)	(863,189)
Class F Shares	(777,762)	(1,579,504)
Institutional Shares	(9,915,403)	(22,338,927)
Class R6 Shares	(314,511)	(480,196)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,651,202)	(35,197,478)
Share Transactions:
Proceeds from sale of shares	59,376,791	151,902,218
Net asset value of shares issued to shareholders in payment of distributions declared	16,282,466	34,482,961
Cost of shares redeemed	(114,690,719)	(411,549,590)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,031,462)	(225,164,411)
Change in net assets	(23,182,585)	(227,254,615)
Net Assets:
Beginning of period	612,313,394	839,568,009
End of period	$589,130,809	$612,313,394

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Hermes Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Directors (the “Directors”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Directors have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Semi-Annual Financial Statements and Additional Information

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $513,269 is disclosed in this Note 2 and Note 5.
Semi-Annual Financial Statements and Additional Information

Transfer Agent Fees
For the six months ended May 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$109,186	$(9,065)
Class C Shares	9,922	(18)
Class F Shares	15,357	(572)
Institutional Shares	194,020	(141,705)
Class R6 Shares	1,114	—
TOTAL	$329,599	$(151,360)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended May 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$250,255
Class C Shares	21,984
Class F Shares	36,638
TOTAL	$308,877
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the
Semi-Annual Financial Statements and Additional Information

protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At May 31, 2024, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $10,607,143. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $18,826,176 and $5,456,471, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase return and to manage currency risk. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $57,282 and $65,677, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Financial Statements and Additional Information

Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase income and return, and to manage currency, duration and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $254,010 and $377,435, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $515,955 and $646,039, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(10,258)*		$—
Interest rate contracts	Purchased options, within Investment in securities, at value	84,375		—
Interest rate contracts		—	Written options outstanding, at value	210,547
Equity contracts		—	Written options outstanding, at value	315,000
Equity contracts	Purchased options, within Investment in securities, at value	362,250		—
Foreign exchange contracts		—	Unrealized depreciation on foreign exchange contracts	96,936
Foreign exchange contracts		—	Written options outstanding, at value	1,184,368
Foreign exchange contracts	Purchased options, within Investment in securities, at value	166,474		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$602,841		$1,806,851

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	OTC Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(684,980)	$—	$(377,246)	$256,404	$(805,822)
Equity contracts	—	230,199	—	459,892	554,440	1,244,531
Foreign exchange contracts	—	—	109,442	(175,358)	2,220,976	2,155,060
Credit contracts	(205,163)	—	—	—	—	(205,163)
TOTAL	$(205,163)	$(454,781)	$109,442	$(92,712)	$3,031,820	$2,388,606

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$(35,346)	$—	$9,012	$9,546	$(16,788)
Equity contracts	—	—	(71,794)	(49,808)	(121,602)
Foreign exchange contracts	—	(166,082)	38,432	113,191	(14,459)
TOTAL	$(35,346)	$(166,082)	$(24,350)	$72,929	$(152,849)

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Semi-Annual Financial Statements and Additional Information

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2024, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Purchased Option Contracts	$613,099	$(565,849)	$—	$47,250
TOTAL	$613,099	$(565,849)	$—	$47,250

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$96,936	$—	$—	$96,936
Written Option Contracts	1,709,915	(565,849)	—	1,144,066
TOTAL	$1,806,851	$(565,849)	$—	$1,241,002
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	589,608	$4,740,745	1,296,435	$10,150,145
Shares issued to shareholders in payment of distributions declared	613,294	4,936,653	1,194,661	9,322,310
Conversion of Class B Shares to Class A Shares[1]	—	—	165,549	1,344,260
Shares redeemed	(2,235,174)	(17,995,142)	(5,606,326)	(43,885,877)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,032,272)	$(8,317,744)	(2,949,681)	$(23,069,162)
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	93	$734
Shares issued to shareholders in payment of distributions declared	—	—	1,526	11,961
Conversion of Class B Shares to Class A Shares[1]	—	—	(165,829)	(1,344,260)
Shares redeemed	—	—	(34,114)	(268,267)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(198,324)	$(1,599,832)
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	126,785	$1,018,975	561,060	$4,397,173
Shares issued to shareholders in payment of distributions declared	49,374	397,425	110,168	859,714
Shares redeemed	(534,986)	(4,296,701)	(1,241,343)	(9,694,992)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(358,827)	$(2,880,301)	(570,115)	$(4,438,105)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	78,792	$626,198	90,517	$708,673
Shares issued to shareholders in payment of distributions declared	95,445	761,986	199,457	1,544,718
Shares redeemed	(455,899)	(3,637,767)	(1,030,100)	(7,963,164)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(281,662)	$(2,249,583)	(740,126)	$(5,709,773)
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,356,887	$50,753,191	16,713,026	$130,114,640
Shares issued to shareholders in payment of distributions declared	1,236,270	9,876,437	2,871,670	22,271,242
Shares redeemed	(10,741,152)	(85,788,441)	(44,285,865)	(343,699,075)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,147,995)	$(25,158,813)	(24,701,169)	$(191,313,193)
	Six Months Ended 5/31/2024		Year Ended 11/30/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	278,195	$2,237,682	670,560	$5,186,593
Shares issued to shareholders in payment of distributions declared	38,500	309,965	60,685	473,016
Shares redeemed	(369,275)	(2,972,668)	(599,547)	(4,693,955)
NET CHANGE RESULTING FROM R6 SHARE TRANSACTIONS	(52,580)	$(425,021)	131,698	$965,654
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,873,336)	$(39,031,462)	(29,027,717)	$(225,164,411)

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
At May 31, 2024, the cost of investments for federal tax purposes was $676,813,732. The net unrealized depreciation of investments for federal tax purposes was $89,714,392. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,324,218 and unrealized depreciation from investments for those securities having an excess of cost over value of $92,038,610. The amounts presented are inclusive of derivative contracts.
As of November 30, 2023, the Fund had a capital loss carryforward of $173,620,159 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$40,799,092	$132,821,067	$173,620,159
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.55% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2024, the Adviser voluntarily waived $358,566 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2024, the Adviser reimbursed $3,343. For the six months ended May 31, 2024, the Adviser voluntarily reimbursed $151,360 of transfer agent fees.
Semi-Annual Financial Statements and Additional Information

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2024, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class F Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$65,951
For the six months ended May 31, 2024, the Fund’s Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2024, FSC retained $7,496 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2024, FSC retained $3,005 in sales charges from the sale of Class A Shares. FSC also retained $822 and $1,982 of CDSC relating to redemptions of Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2024, FSSC received $4,483 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.70%, 0.93%, 0.61% and 0.60%, (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2024, were as follows:
Purchases	$24,139,142
Sales	$71,802,671
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2024, the Fund had no outstanding loans. During the six months ended May 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2024, there were no outstanding loans. During the six months ended May 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Strategic Income Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Strategic Income Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P502
CUSIP 31417P700
CUSIP 31417P809
CUSIP 31417P841
CUSIP 31417P833
G00324-01 (7/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Strategic Income Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Strategic Income Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Strategic Income Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Strategic Income Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits
(a)(1)	Not Applicable.
(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable.
(a)(4)	Not Applicable.
(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Fixed Income Securities, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2024